UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report  for  the  Calendar  Year  or  Quarter  Ended:     September  30,  2006
                                                          --------------------

Check  here  if  Amendment [ ] ;  Amendment  Number:_____
   This  Amendment  (check  only  one):    [ ]  is  a  restatement.
                                           [ ] adds  new  holdings  entries.

Institutional  Investment  Manager  Filing  this  Report:

Name:     Hershey  Foods  Corporation  -  Master  Retirement  Trust
          ---------------------------------------------------------
Address:  100  Crystal  A  Drive
          ---------------------------------------------------------
          Hershey,  PA  17033
          ---------------------------------------------------------

Form  13F  File  Number:     28-11011
                             --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:     James  G.  Nolan
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Title:     Assistant  Treasurer  and  Director,  Benefit  Plan  Asset Management
           ---------------------------------------------------------------------
Phone:     717  534  7019
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Signature,  Place  and  Date  of  Signing:

/s/ James G. Nolan          Hershey, Pennsylvania               October 23,2006
--------------------        ---------------------               ---------------
   [Signature]                 [City, State]                        [Date]

Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F Summary Page
Form 13F Information Table Entry Total:  0006
Form 13F Information Table Value Total:  49,576

T-NARR-SH-132

                                                             VALUE    SHARES/ SH/ PUT/ INVSTMT           ----VOTING AUTHORITY-
  NAME OF ISSUER                 -TITLE OF CLASS- --CUSIP-- (X$1000)  PRN AMT PRN CALL DSCRETN -MANAGERS-    SOLE SHARED  NONE
  ISHARES TR RUSSELL 1000 INDEX  COM              464287622    13177   182500 SH       SOLE                 182500
  MFC ISHARES TR RUSSELL 1000 GR COM              464287614    19102   367000 SH       SOLE                 367000
  MFC ISHARES TR RUSSELL 1000 VA COM              464287598    15560   201900 SH       SOLE                 201900
  MFC ISHARES TR RUSSELL 2000 GR COM              464287648      652     9000 SH       SOLE                   9000
  MFC ISHARES TR RUSSELL 2000 IN COM              464287655      576     8000 SH       SOLE                   8000
  MFC ISHARES TR RUSSELL 2000 VA COM              464287630      509     6900 SH       SOLE                   6900
  REPORT SUMMARY               0006 DATA RECORDS               49576         0000 OTHER MANAGER ON WHOSE  BEHALF REPORT
IS FILED